Note 17 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 17. Subsequent Events

WTG aid-in-construction. In July 2021, the Company paid $3.9 million to WTG related to an aid-in-construction payment pursuant to the aforementioned replacement natural gas purchase contract for WTG to construct a low-pressure natural gas gathering system throughout the Company’s Flat Top area.

Acquisitions. In July 2021, the Company signed multiple unrelated purchase and sale agreements to effect certain bolt-on acquisitions from various third parties. In the aggregate, the assets being acquired represent approximately 6,200 net acres and working interests in producing properties and salt-water disposal wells. The Company expects to close these acquisitions later in the third quarter of 2021.

Dividends and dividend equivalents. In July 2021, the board of directors of the Company approved a quarterly dividend of $0.025 and a special dividend of $0.075 per share of common stock outstanding which resulted in a total of $9.3 million in dividends being paid on July 26, 2021. In addition, under the terms of the LTIP, the Company paid a dividend equivalent per share to all vested stock option holders of $705,000 in July 2021 and will accrue a dividend equivalent per share to all unvested stock option holders which is payable upon vesting of up to an additional $125,000 in each of August 2021 and August 2022, assuming no forfeitures.

NOTE 16. Subsequent Events

Exercises of warrants. Subsequent to December 31, 2020, the Company received proceeds of $9.1 million as a result of the exercise of 788,009 warrants, 312,711 of which were exercised prior to and 475,298 that were exercised subsequent to December 31, 2020.  Of the $9.1 million, $3.6 million was the receipt of the subscription receivable recorded as of December 31, 2020.  In addition, there were cashless exercises of 250,000 warrants subsequent to December 31, 2020 whereby, the holder converted their 250,000 warrants into 78,767 shares of common stock in accordance with the terms of the warrant agreement, as amended.  Therefore, as of March 15, 2020, the Company has 92,675,898 common stock, 9,500,174 warrants and 10,209,300 CVRs issued and outstanding.

Revolving Credit Facility commitment.  In March 2021, the Company’s borrowing base and bank commitments under the Revolving Credit Facility were increased to $50 million, subject to finalization of customary documentation.